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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/09

Check here if Amendment []; Amendment Number:

This Amendment (Check only one):	[__] is a restatement
					[__] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		EMS Capital LP
Address:	499 Park Avenue, 11th Floor
		New York, NY 10022

Form 13F File Number 28-13151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Kevin J. Barrett
Title:	Chief Financial Officer
Phone:	212-891-2713

Signature, Place and Date of Signing:

Kevin J. Barrett	New York, NY	April 30, 2009
----------------	------------	----------------
  [Signature]		[City, State]	    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	32

Form 13F Information Table Value Total: $223,780
					(thousands)

List of other Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

	NONE



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
                     											 Voting Authority
													 ----------------

			Title of               Market Value    Share/Prn   Share/    Put /  Investment
Name of Issuer        	  Class     Cusip      (x$1000)(USD)    Amount      Prn      Call   Discretion  Sole     Shared  None
--------------		--------    -----      -------------   ----------  -------   -----  ----------	----     ------  -----

AMERICAN APPAREL INC (ASE)COM       23850100       2,920      1,000,000    SH               SOLE       1,000,000
AMERICAN INTERNATIONL
   GROUP P @3.0 May 09	 OPTION	    26874107	     419	  2,008	   OPTION    PUT    SOLE
AMERICAN TOWER CORP-CL A  CL A      29912201       7,608        250,000    CLASS A          SOLE         250,000
ANNALY CAPITAL MANAGEMENT COM	    35710409	   3,608	260,100	   SH		    SOLE	 260,100
BANK OF NEW YORK MELLON
   CORP			  COM	    64058100	   1,017	 36,000	   SH		    SOLE	  36,000
COCA-COLA CO/THE	  COM       191216100      2,110         48,000    SH               SOLE          48,000
COMCAST CORP-CLA (NMS)	  CL A	    20030N101	   6,820	500,000	   SH		    SOLE	 500,000
EBAY INC C @ 12.0 JUL 09 OPTION	    278642103	     302	  1,670	   OPTION    CALL   SOLE
EQUINIX INC (NMS)	  COM	    29444U502	  46,666	831,100	   SH		    SOLE	 831,100
FASTENAL CO P @50.0
   AUG 09		 OPTION	    311900104	     731	    390	   OPTION    PUT    SOLE
FASTENAL CO P @55.0
   AUG 09		 OPTION	    311900104	   1,060	    450	   OPTION    PUT    SOLE
GENERAL MOTORS CORP
   P @4.0 APR 09	 OPTION	    370442105	   1,397	  6,408	   OPTION    PUT    SOLE
GENPACT LTD (NYS)	  SHS	    G3922B107	  10,320      1,164,800	   SH		    SOLE       1,164,800
HJ HEINZ CO (NYS)	  COM	    423074103	   4,000	121,000	   SH		    SOLE	 121,000
INTERACTIVE DATA CORP	  COM	    45840J107	   1,052	 42,300	   SH		    SOLE	  42,300
LIBERTY ACQUISITION
   HOL-CW13		 WARRANT    53015Y115	     314      1,100,000	   OPTION	    SOLE       1,100,000
LIBERTY ACQUISITION
   HOLDINGS-ASE		  COM	    53015Y107	   3,072	349,900	   SH		    SOLE	 349,900
LIBERTY ACQUISITION
   HOL-UNIT	    	  UNIT	    53015Y206	  17,911      1,990,100	   UNIT		    SOLE       1,990,100
MASTERCARD INC CLASS A	  CL A	    57636Q104	  28,472	170,000	   CLASS A	    SOLE	 170,000
MASTERCARD IN-CLASS A
   C @150.0 APR 09	 OPTION	    57636Q104	     264	    140	   OPTION    CALL   SOLE
MEAD JOHNSON NUTRITION
   CO-A (NYS)	   	  CL A	    582839106	  10,105	350,000	   CLASS A	    SOLE	 350,000
METROPCS COMMUNICATIONS
   INC			  COM	    591708102	   8,540	500,000	   SH		    SOLE	 500,000
MFA FINANCIAL INC	  COM	    55272X102	  10,266      1,745,900    SH	   	    SOLE       1,745,900
MORGAN STANLEY		  COM	    617446448	   8,675	381,000    SH		    SOLE	 381,000
NETFLIX INC (NMS)	  COM	    64110L106	   6,052	141,000	   SH		    SOLE	 141,000
PRICELINE.COM INC	  COM	    741503403	  21,665	275,000    SH		    SOLE	 275,000
REGAL ENTERAINMENT
   GROUP-A		  CL A	    758766109	   2,360	176,000	   CLASS A	    SOLE	 176,000
RESEARCH IN MOTION	  COM	    760975102	   1,809	 42,000	   SH		    SOLE	  42,000
RESEARCH IN MOTION C
   @55.50 JUN 09	 OPTION	    760975102	     294	  1,500	   OPTION    CALL   SOLE
VISA INC-CLASS A SHARES	  COM       92826C839      8,840        159,000    SH               SOLE         159,000
WYNN RESORTS LTD	  COM	    983134107	     399	 20,000    SH		    SOLE	  20,000
YAHOO! INC	   	  COM	    984332106	   4,714	368,000	   SH		    SOLE	 368,000
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